Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic Earnings Per Share:
Net income applicable to common shareholders	$ 18,837	$ 16,312	$ 17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Basic earnings per share	$ 9.98	$ 8.64	$ 9.35
Diluted Earnings Per Share:
Net income applicable to common shareholders	$ 18,837	$ 16,312	$ 17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Effect of assumed exercise of stock options	42,258	35,548	31,112
Total	1,929,360	1,923,777	1,919,192
Diluted earnings per share	$ 9.76	$ 8.48	$ 9.20